Filed Pursuant to Rule 497(e)
File Nos. 333-28339 and 811-08239

PROFUNDS

Money Market ProFund

Supplement dated October 8, 2008 to the

Prospectuses dated May 1, 2008 (together, the “Prospectuses”)

Effective immediately, the following information is added to the Prospectuses:

The Board of Trustees of ProFunds has approved the participation of Money Market ProFund (the “Fund”) in the initial term of the United States Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•

For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.

•

The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The initial term of the Program expires on December 18, 2008. The Treasury may elect to extend the Program but to no later than September 18, 2009; however, there can be no assurance that the Fund will participate in any extension of the Program. The cost to participate in the Program is 0.01% of the net assets of the Fund on September 19, 2008 and will be borne by the Fund.

Please retain this supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-28339 and 811-08239

PROFUNDS VP

ProFund VP Money Market

Supplement dated October 8, 2008 to the

Prospectus dated May 1, 2008 (the “Prospectus”)

Effective immediately, the following information is added to the Prospectus:

The Board of Trustees of ProFunds has approved the participation of Money Market ProFund (the “Fund”) in the initial term of the United States Department of Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

Under the Program, the United States Department of the Treasury (the “Treasury”) will guarantee, subject to certain conditions and limitations, the Fund’s $1.00 share price for, at most, the number of outstanding shares held by a shareholder as of September 19, 2008. Such conditions and limitations include the following:

•

For each shareholder of the Fund, the Program provides coverage in the event that the net asset value of any Fund share class becomes less than $0.995 (the “Guarantee Event”) and the Fund promptly liquidates thereafter for the lesser of: (i) the number of shares held in an account in the Fund by the shareholder as of the close of business on September 19, 2008; or (ii) the number of shares held in an account in the Fund by the shareholder on the date on which a Guarantee Event occurs.

•	The Program does not cover investors who were not shareholders of the Fund on September 19, 2008.

•

The total amount of coverage available to all mutual funds participating in the Program is currently approximately $50 billion; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

•	The Program provides coverage only if a Guarantee Event occurs during the term of the Program.

The initial term of the Program expires on December 18, 2008. The Treasury may elect to extend the Program but to no later than September 18, 2009; however, there can be no assurance that the Fund will participate in any extension of the Program. The cost to participate in the Program is 0.01% of the net assets of the Fund on September 19, 2008 and will be borne by the Fund.

Please retain this supplement for future reference.